Credit Facilities, Subordinated – Related Parties (Details) - Schedule of credit facilities with related parties - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Second credit facility [Member]
Line of Credit Facility [Line Items]
Second Credit Facility, net of debt discount of $0	$ 150,000	$ 150,000